Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, at beginning of period	[1]	¥ 1,093,554	¥ 626,009
Accumulated impairment losses, at beginning of period	[1]	(575,928)	(192,118)
Goodwill, Net at beginning of period		517,626	433,891
Goodwill acquired during the six months	[2]	3,990	446,643
Impairment loss		(106,479)	(241,356)
Foreign currency translation adjustments and other		(10,128)	(22,558)
Goodwill, at end of period		1,087,416	1,050,094
Accumulated impairment losses, at end of period		(682,407)	(433,474)
Goodwill, Net at end of period		405,009	¥ 616,620
Goodwill, Fully impaired before April 1, 2019		¥ 1,900,019

[1]	Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2019, is not included in the table above.
[2]	See Note 2 for the goodwill acquired in connection with acquisitions.